Schedule of Investments (unaudited) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Australia — 0.2%
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	110	$111,398
4.75%, 05/15/22 (Call 02/15/22)(a)	USD	100	102,688
5.13%, 03/15/23 (Call 12/15/22)(a)	USD	100	104,946
5.13%, 05/15/24 (Call 02/15/24)(a)	USD	100	105,569

			424,601

Austria — 0.1%
Novomatic AG, 1.63%, 09/20/23	EUR	100	112,604
Wienerberger AG, 2.00%, 05/02/24(b)	EUR	50	58,814

			171,418

Belgium — 0.2%
House of Finance NV (The), 4.38%, 07/15/26 (Call 07/15/22)(b)	EUR	100	110,374
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	USD	200	212,787
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(b)	EUR	100	119,063

			442,224

Bermuda — 0.2%
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(c)	USD	350	370,918

Brazil — 0.6%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/15/22)(a)(c)	USD	200	211,642
7.00%, 01/15/26 (Call 01/15/22)(a)	USD	200	217,702
JBS USA LUX SA/JBS USA Finance Inc.
5.88%, 07/15/24 (Call 03/02/20)(a)	USD	110	112,959
6.75%, 02/15/28 (Call 02/15/23)(a)	USD	125	138,488
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	USD	185	200,675
6.50%, 04/15/29 (Call 04/15/24)(a)	USD	215	240,427

			1,121,893

Canada — 3.2%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	USD	120	120,386
4.25%, 05/15/24 (Call 05/15/20)(a)	USD	200	204,338
4.38%, 01/15/28 (Call 11/15/22)(a)	USD	165	165,388
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	450	464,076
Air Canada
4.75%, 10/06/23 (Call 03/02/20)(a)	CAD	25	19,559
7.75%, 04/15/21(a)	USD	50	53,022
Baytex Energy Corp., 6.63%, 07/19/22 (Call 03/02/20)	CAD	50	38,290
Bombardier Inc.
5.75%, 03/15/22(a)(c)	USD	75	74,824
6.00%, 10/15/22 (Call 03/02/20)(a)	USD	200	196,298
6.13%, 01/15/23(a)	USD	225	222,716
7.50%, 12/01/24 (Call 12/01/20)(a)	USD	175	170,406
7.50%, 03/15/25 (Call 03/15/20)(a)	USD	225	216,717
7.88%, 04/15/27 (Call 04/15/22)(a)	USD	315	297,675
8.75%, 12/01/21(a)	USD	175	187,523
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 03/02/20)(a)	USD	75	75,938
6.13%, 05/15/23 (Call 03/02/20)(a)	CAD	50	38,621
6.25%, 09/15/27 (Call 09/15/22)(a)	USD	82	87,850

Security	Par (000)		Value

Canada (continued)
CES Energy Solutions Corp., 6.38%, 10/21/24 (Call 10/21/20)	CAD	50	$36,447
Cott Corp., 5.50%, 07/01/24 (Call 02/10/20)(b)	EUR	100	114,879
Crew Energy Inc., 6.50%, 03/14/24 (Call 03/14/20)(a)	CAD	50	27,031
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	USD	50	49,686
GFL Environmental Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)	USD	80	82,588
5.38%, 03/01/23 (Call 03/02/20)(a)	USD	75	76,526
7.00%, 06/01/26 (Call 06/01/21)(a)	USD	95	99,107
8.50%, 05/01/27 (Call 05/01/22)(a)	USD	75	81,549
Gibson Energy Inc., 5.25%, 07/15/24 (Call 07/15/20)(b)	CAD	100	79,536
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 02/10/20)(a)	CAD	25	19,523
Mattamy Group Corp., 5.25%, 12/15/27 (Call 12/15/22)(a)	USD	34	35,615
MEG Energy Corp.
6.38%, 01/30/23 (Call 02/18/20)(a)	USD	100	101,224
6.50%, 01/15/25 (Call 03/02/20)(a)	USD	100	104,750
7.00%, 03/31/24 (Call 03/02/20)(a)	USD	150	151,125
7.13%, 02/01/27 (Call 02/01/23)(a)	USD	100	99,112
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)	USD	165	168,857
5.00%, 05/01/25 (Call 01/31/25)(a)	USD	75	75,141
5.25%, 08/01/23 (Call 03/02/20)(a)	USD	75	75,896
5.25%, 06/01/27 (Call 03/03/27)(a)	USD	175	178,063
NuVista Energy Ltd., 6.50%, 03/02/23 (Call 03/02/20)	CAD	50	35,490
Open Text Corp.
5.63%, 01/15/23 (Call 03/02/20)(a)	USD	125	126,406
5.88%, 06/01/26 (Call 06/01/21)(a)	USD	100	105,594
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	100	78,612
5.75%, 09/16/24 (Call 03/02/20)(a)	CAD	25	19,624
5.75%, 09/16/24 (Call 03/02/20)	CAD	50	39,247
5.88%, 07/15/27 (Call 07/15/22)(a)	USD	80	85,026
6.00%, 11/21/22 (Call 03/02/20)	CAD	50	38,472
6.00%, 04/01/26 (Call 04/01/21)(a)	USD	100	105,391
Quebecor Media Inc.
5.75%, 01/15/23	USD	125	135,170
6.63%, 01/15/23(a)	CAD	75	61,931
Russel Metals Inc., 6.00%, 04/19/22 (Call 03/02/20)(a)	CAD	25	19,025
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	USD	150	150,375
6.75%, 05/01/23 (Call 03/02/20)(a)	USD	50	50,984
6.88%, 06/30/23 (Call 03/02/20)(a)	USD	50	51,200
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(c)	USD	175	190,203
Superior Plus LP
5.13%, 08/27/25 (Call 02/27/21)	CAD	50	38,337
5.25%, 02/27/24 (Call 03/02/20)	CAD	50	38,645
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	115,048
5.00%, 07/15/22	USD	100	104,995
5.13%, 04/15/27 (Call 04/15/22)(a)	USD	75	78,938
5.38%, 06/15/24 (Call 03/15/24)(a)	USD	150	162,729
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	41,078
5.75%, 01/15/26 (Call 09/15/20)(b)	CAD	75	59,172

			6,221,974

Cayman Islands — 0.1%
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	USD	75	75,911

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Cayman Islands (continued)
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(b)	EUR	150	$175,095

			251,006

China — 0.0%
Moss Creek Resources Holdings Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	100	73,375

Denmark — 0.2%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(b)	EUR	200	232,175
TDC AS, 6.88%, 02/23/23(b)	GBP	100	149,439

			381,614

Finland — 0.5%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(b)	EUR	100	111,749
2.00%, 03/11/26 (Call 12/11/25)(b)	EUR	200	230,089
3.38%, 06/12/22	USD	100	101,500
4.38%, 06/12/27(c)	USD	80	84,510
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(b)	EUR	100	111,027
2.00%, 05/08/24 (Call 02/08/24)(b)	EUR	100	116,705
2.13%, 02/04/25 (Call 11/04/24)(b)	EUR	100	117,750

			873,330

France — 3.9%
Altice France SA/France
3.38%, 01/15/28 (Call 09/15/22)(b)	EUR	200	224,966
5.50%, 01/15/28 (Call 09/15/22)(a)(c)	USD	200	204,004
5.88%, 02/01/27 (Call 02/01/22)(b)	EUR	200	245,091
7.38%, 05/01/26 (Call 05/01/21)(a)	USD	800	854,439
8.13%, 02/01/27 (Call 02/01/22)(a)	USD	300	335,044
Banijay Group SAS, 4.00%, 07/01/22 (Call 03/02/20)(b)	EUR	100	112,973
Burger King France SAS, 6.00%, 05/01/24 (Call 05/01/20)(b)	EUR	100	115,065
Casino Guichard Perrachon SA
4.05%, 08/05/26 (Call 05/05/26)(b)	EUR	100	93,240
4.50%, 03/07/24 (Call 12/07/23)(b)	EUR	200	201,854
4.56%, 01/25/23(b)	EUR	100	108,075
5.98%, 05/26/21(b)	EUR	100	116,023
CMA CGM SA
5.25%, 01/15/25 (Call 10/15/20)(b)	EUR	100	86,775
6.50%, 07/15/22 (Call 02/10/20)(b)	EUR	100	98,003
Constellium SE
4.63%, 05/15/21 (Call 03/02/20)(b)	EUR	67	73,940
6.63%, 03/01/25 (Call 03/02/20)(a)(c)	USD	250	258,090
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(b)	EUR	100	109,547
1.63%, 04/03/28 (Call 01/03/28)(b)	EUR	100	110,968
1.75%, 04/11/24 (Call 01/11/24)(b)	EUR	100	113,469
1.88%, 02/15/23 (Call 11/15/22)(b)	EUR	100	113,507
Europcar Mobility Group
4.00%, 04/30/26 (Call 04/30/22)(b)	EUR	150	154,426
4.13%, 11/15/24 (Call 11/15/20)(b)	EUR	100	104,349
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(b)	EUR	100	112,637
2.63%, 06/15/25 (Call 06/15/21)(b)	EUR	100	114,231
3.13%, 06/15/26 (Call 06/15/22)(b)	EUR	100	115,760
Fnac Darty SA, 2.63%, 05/30/26 (Call 05/30/22)(b)	EUR	100	113,603
Getlink SE, 3.63%, 10/01/23 (Call 10/01/20)(b)	EUR	100	114,853
Kapla Holding SAS, 3.38%, 12/15/26 (Call 12/15/22)(b)	EUR	100	111,801

Security	Par (000)		Value

France (continued)
La Financiere Atalian SASU
4.00%, 05/15/24 (Call 05/15/20)(b)	EUR	100	$92,671
5.13%, 05/15/25 (Call 05/15/21)(b)	EUR	100	92,658
Loxam SAS
2.88%, 04/15/26 (Call 04/15/22)(b)	EUR	125	138,563
3.25%, 01/14/25 (Call 07/15/21)(b)	EUR	125	141,129
5.75%, 07/15/27 (Call 07/15/22)(b)	EUR	100	114,266
6.00%, 04/15/25 (Call 04/15/20)(b)	EUR	100	114,165
Mobilux Finance SAS, 5.50%, 11/15/24 (Call 02/10/20)(b)	EUR	100	113,647
Nexans SA, 3.25%, 05/26/21 (Call 02/26/21)(b)	EUR	100	113,700
Novafives SAS, 5.00%, 06/15/25 (Call 06/15/21)(b)	EUR	100	95,446
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(b)	EUR	100	117,063
3.38%, 04/23/26 (Call 01/23/26)(b)	EUR	100	119,660
3.50%, 03/22/21(b)	EUR	100	114,396
4.88%, 09/23/24	EUR	200	256,322
Paprec Holding SA, 4.00%, 03/31/25 (Call 03/31/21)(b)	EUR	100	101,209
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(b)	EUR	200	231,127
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(b)(d)	EUR	100	111,624
Rexel SA
2.63%, 06/15/24 (Call 03/15/20)(b)	EUR	100	112,115
2.75%, 06/15/26 (Call 03/15/22)(b)	EUR	125	143,516
SPCM SA, 2.88%, 06/15/23 (Call 02/10/20)(b)	EUR	100	111,437
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(b)	EUR	100	114,232
3.13%, 03/22/24 (Call 09/22/23)(b)	EUR	100	117,897
Tereos Finance Groupe I SA, 4.13%, 06/16/23 (Call 03/16/23)(b)	EUR	100	98,168
Vallourec SA
2.25%, 09/30/24(b)	EUR	100	80,398
6.63%, 10/15/22 (Call 10/15/20)(b)	EUR	100	99,842

			7,461,984

Germany — 2.5%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24 (Call 04/01/20)(b)	EUR	100	105,334
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(b)	EUR	100	112,785
1.50%, 04/17/22 (Call 03/17/22)(b)	EUR	100	112,672
3.00%, 04/27/26 (Call 02/27/26)(b)	EUR	100	118,257
CBR Fashion Finance BV, 5.13%, 10/01/22 (Call 02/10/20)(b)	EUR	100	112,824
CeramTec BondCo GmbH, 5.25%, 12/15/25 (Call 12/15/20)(b)	EUR	100	114,799
Consus Real Estate AG, 9.63%, 05/15/24 (Call 05/15/21)(b)	EUR	100	123,904
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24 (Call 07/15/24)(b)	EUR	100	112,176
Deutsche Bank AG
2.75%, 02/17/25(b)	EUR	225	262,822
4.30%, 05/24/28 (Call 05/24/23)(d)	USD	200	198,327
4.50%, 05/19/26(b)	EUR	100	125,948
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(d)	USD	200	199,715
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(b)(d)	EUR	100	115,634
Douglas GmbH, 6.25%, 07/15/22 (Call 02/10/20)(b)	EUR	100	110,589
Hapag-Lloyd AG, 5.13%, 07/15/24 (Call 07/15/20)(b)	EUR	100	115,436
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(b)	EUR	100	110,206
3.25%, 07/18/24 (Call 04/18/24)(b)	EUR	100	110,966

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
4.13%, 12/06/21(b)	EUR	100	$114,758
KME SE, 6.75%, 02/01/23 (Call 03/02/20)(b)	EUR	100	83,219
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(b)(d)	EUR	100	121,168
METRO AG, 1.50%, 03/19/25(b)	EUR	200	230,786
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(b)	.EUR	100	111,927
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(b)	EUR	200	223,860
Platin 1426 GmbH, 5.38%, 06/15/23 (Call 02/10/20)(b)	EUR	100	109,913
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(b)	EUR	100	109,527
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(b)(d)	EUR	50	60,772
Summit Properties Ltd., 2.00%, 01/31/25 (Call 01/31/21)(b)	EUR	100	110,130
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26 (Call 07/30/21)(b)	EUR	100	119,244
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(b)	EUR	100	110,541
Tele Columbus AG, 3.88%, 05/02/25 (Call 05/02/21)(b)	EUR	100	107,362
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(b)	EUR	125	138,776
1.88%, 03/06/23 (Call 02/06/23)(b)	EUR	175	193,837
2.50%, 02/25/25(b)	EUR	100	112,522
2.75%, 03/08/21 (Call 12/08/20)(b)	EUR	75	84,205
2.88%, 02/22/24 (Call 11/22/23)(b)	EUR	325	369,256
TUI AG, 2.13%, 10/26/21 (Call 07/26/21)(b)	EUR	100	112,437

			4,886,634

Greece — 0.3%
Crystal Almond SARL, 4.25%, 10/15/24 (Call 10/15/21)(b)	.EUR	100	114,066
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(b)	EUR	100	113,531
Intralot Capital Luxembourg SA, 5.25%, 09/15/24 (Call 09/15/20)(b)	EUR	100	50,880
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(b)(d)	EUR	100	122,900
Titan Global Finance PLC, 2.38%, 11/16/24 (Call 05/16/24)(b)	EUR	100	114,563

			515,940

Ireland — 1.1%
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(b)(d)	EUR	100	113,101
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(b)	EUR	100	113,414
4.25%, 09/15/22 (Call 02/11/20)(a)	USD	200	202,279
4.75%, 07/15/27 (Call 07/15/22)(b)	GBP	100	136,916
5.25%, 08/15/27 (Call 08/15/22)(a)(c)	USD	200	209,499
6.00%, 02/15/25 (Call 02/15/20)(a)	USD	200	208,954
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(b)(d)	GBP	100	135,121
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/21)(b)	EUR	100	108,855
3.50%, 05/15/26 (Call 05/15/22)(b)	EUR	125	143,595
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(b)	EUR	100	117,484
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	USD	280	295,891
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(b)	EUR	200	241,591

Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/15/27)(b)	EUR	150	166,644

			2,193,344

Security	Par (000)		Value

Israel — 1.5%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(b)	EUR	300	$295,147
1.25%, 03/31/23 (Call 12/31/22)(b)	EUR	200	208,691
1.63%, 10/15/28(b)	EUR	100	89,548
1.88%, 03/31/27 (Call 12/31/26)(b)	EUR	100	94,751
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	111,501
4.50%, 03/01/25 (Call 12/01/24)	EUR	200	223,798
6.00%, 01/31/25 (Call 10/31/24)(b)	EUR	100	118,575
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	USD	200	196,800
2.80%, 07/21/23	USD	500	466,402
3.15%, 10/01/26	USD	550	470,938
6.00%, 04/15/24 (Call 01/15/24)(c)	USD	200	203,310
6.75%, 03/01/28 (Call 12/01/27)(c)	USD	200	208,703
7.13%, 01/31/25 (Call 10/31/24)(a)	USD	200	210,312

			2,898,476

Italy — 4.4%
Banca IFIS SpA, 4.50%, 10/17/27 (Call 10/17/22)(b)(d)	EUR	100	109,314
Banca Monte dei Paschi di Siena SpA
2.63%, 04/28/25(b)	EUR	125	138,721
3.63%, 09/24/24(b)	EUR	100	116,469
5.38%, 01/18/28 (Call 01/18/23)(b)(d)	EUR	100	102,608
10.50%, 07/23/29(b)	EUR	100	135,040
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(b)	EUR	100	113,209
Banco BPM SpA
1.75%, 04/24/23(b)	EUR	150	169,353
1.75%, 01/28/25(b)	EUR	100	112,556
2.00%, 03/08/22(b)	EUR	100	113,246
2.50%, 06/21/24(b)	EUR	100	116,313
4.38%, 09/21/27 (Call 09/21/22)(b)(d)	EUR	100	115,516
7.13%, 03/01/21(b)	EUR	100	117,565
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(b)(d)	EUR	100	117,655
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(b)	EUR	300	349,658
4.75%, 07/15/22(b)	EUR	150	184,051
Iccrea Banca SpA, 1.50%, 10/11/22(b)	EUR	150	169,815
Inter Media and Communication SpA, 4.88%, 12/31/22 (Call 02/10/20)(b)	EUR	97	109,965
International Game Technology PLC
3.50%, 06/15/26 (Call 06/15/22)(b)	EUR	150	174,930
4.75%, 02/15/23 (Call 08/15/22)(b)	EUR	100	119,534
Intesa Sanpaolo SpA
2.86%, 04/23/25(b)	EUR	100	118,906
3.93%, 09/15/26(b)	EUR	100	126,708
5.02%, 06/26/24(a)	USD	400	424,675
6.63%, 09/13/23(b)	EUR	300	396,375
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(b)	EUR	100	113,895
5.25%, 01/21/22	EUR	100	121,642
Mediobanca Banca di Credito Finanziario SpA, 5.75%, 04/18/23	EUR	100	126,010
Nexi SpA, 1.75%, 10/31/24(b)	EUR	150	168,637
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(b)	EUR	100	121,848
Saipem Finance International BV
2.75%, 04/05/22(b)	EUR	100	115,611
3.00%, 03/08/21(b)	EUR	100	114,038
Salini Impregilo SpA
1.75%, 10/26/24(b)	EUR	100	103,619
3.63%, 01/28/27(b)	EUR	104	111,794
Sisal Group SpA, 7.00%, 07/31/23 (Call 02/10/20)(b)	EUR	69	78,601

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
Societa Cattolica di Assicurazioni SC, 4.25%, 12/14/47 (Call 12/14/27)(b)(d)	EUR	100	$114,352
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(b)	EUR	200	227,798
2.50%, 07/19/23(b)	EUR	200	234,342
2.75%, 04/15/25 (Call 01/15/25)(b)	EUR	250	293,155
2.88%, 01/28/26 (Call 10/28/25)(b)	EUR	100	117,223
3.00%, 09/30/25(b)	EUR	100	119,274
3.25%, 01/16/23(b)	EUR	200	238,148
3.63%, 01/19/24(b)	EUR	100	121,695
3.63%, 05/25/26(b)	EUR	200	246,720
4.00%, 04/11/24 (Call 01/11/24)(b)	EUR	200	245,193
5.30%, 05/30/24(a)	USD	200	218,000
UniCredit SpA, 2.73%, 01/15/32 (Call 01/15/27)(b)(d)	EUR	200	227,107
Unione di Banche Italiane SpA
2.63%, 06/20/24(b)	EUR	250	291,655
4.25%, 05/05/26 (Call 05/05/21)(b)(d)	EUR	100	114,335
4.45%, 09/15/27 (Call 09/15/22)(b)(d)	EUR	100	116,797
5.88%, 03/04/29 (Call 03/04/24)(b)(d)	EUR	150	184,631
Unipol Gruppo SpA
3.00%, 03/18/25(b)	EUR	100	119,492
3.50%, 11/29/27 (Call 08/29/27)(b)	EUR	100	122,232
4.38%, 03/05/21(b)	EUR	100	115,857
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(b)	EUR	100	115,757

			8,511,640

Japan — 0.5%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(b)	EUR	250	284,261
4.00%, 07/30/22 (Call 04/30/22)(b)	EUR	100	117,973
4.00%, 04/20/23 (Call 01/20/23)(b)	EUR	100	118,001
4.00%, 09/19/29 (Call 06/21/29)(b)	EUR	125	146,628
4.50%, 04/20/25 (Call 01/20/25)(b)	EUR	100	120,852
4.75%, 07/30/25 (Call 04/30/25)(b)	EUR	100	122,052
5.00%, 04/15/28 (Call 01/16/28)(b)	EUR	100	122,554

			1,032,321

Luxembourg — 2.9%
Altice Financing SA
2.25%, 01/15/25 (Call 01/15/22)(b)	EUR	100	108,569
3.00%, 01/15/28 (Call 01/15/23)(b)	EUR	100	108,412
5.25%, 02/15/23 (Call 03/02/20)(b)	EUR	100	112,508
6.63%, 02/15/23 (Call 02/18/20)(a)(c)	USD	200	203,500
7.50%, 05/15/26 (Call 05/15/21)(a)	USD	400	428,480
Altice Finco SA
4.75%, 01/15/28 (Call 10/15/22)(b)	EUR	100	111,857
8.13%, 01/15/24 (Call 02/10/20)(a)	USD	200	205,645
Altice Luxembourg SA
6.25%, 02/15/25 (Call 03/02/20)(b)	EUR	100	114,474
7.63%, 02/15/25 (Call 03/02/20)(a)	USD	200	208,250
8.00%, 05/15/27 (Call 05/15/22)(b)	EUR	200	250,505
10.50%, 05/15/27 (Call 05/15/22)(a)	USD	200	231,662
Arena Luxembourg Finance Sarl, 2.88%, 11/01/24 (Call 11/01/20)(b)	EUR	100	114,374
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	USD	300	316,687
ContourGlobal Power Holdings SA, 3.38%, 08/01/23 (Call 08/01/20)(b)	EUR	100	113,188
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 02/10/20)(b)	GBP	100	130,981
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(b)	EUR	100	110,162

Security	Par (000)		Value

Luxembourg (continued)
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 02/10/20)(b)	EUR	100	$113,277
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	USD	200	101,125
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 03/02/20)(c)	USD	350	280,414
8.00%, 02/15/24 (Call 03/02/20)(a)	USD	175	179,375
8.50%, 10/15/24 (Call 10/15/20)(a)	USD	500	418,750
9.50%, 09/30/22(a)	USD	75	85,069
9.75%, 07/15/25 (Call 07/15/21)(a)	USD	300	255,750
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 03/17/20)(c)	USD	125	48,906
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 06/15/20)(a)	USD	175	180,576
Matterhorn Telecom SA
3.13%, 09/15/26 (Call 09/15/22)(b)	EUR	100	113,462
4.00%, 11/15/27 (Call 11/15/22)(b)	EUR	100	116,690
Monitchem HoldCo 3 SA, 5.25%, 03/15/25 (Call 09/15/21)(b)	EUR	100	115,900
Mytilineos Financial Partners SA, 2.50%, 12/01/24 (Call 06/01/24)(b)	EUR	100	113,830
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(b)	EUR	100	114,528
Summer BC Holdco B SARL, 5.75%, 10/31/26 (Call 10/31/22)(b)	EUR	200	231,032
Swissport Investments SA, 6.75%, 12/15/21 (Call 02/10/20)(b)	EUR	100	105,587
Vivion Investments Sarl, 3.00%, 08/08/24(b)	EUR	100	115,057

			5,558,582

Netherlands — 3.0%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)(d)	USD	200	212,000
Dufry One BV, 2.00%, 02/15/27 (Call 02/15/23)(b)	EUR	200	219,368
Intertrust Group BV, 3.38%, 11/15/25 (Call 11/15/21)(b)	EUR	100	115,385
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(b)	EUR	200	237,702
IPD 3 BV, 4.50%, 07/15/22 (Call 02/10/20)(b)	EUR	100	112,997
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(b)	EUR	225	254,034
Maxeda DIY Holding BV, 6.13%, 07/15/22 (Call 03/02/20)(b)	EUR	100	106,426
Nielsen Co Luxembourg SARL (The), 5.50%, 10/01/21 (Call 03/02/20)(a)	USD	75	75,113
OCI NV
3.13%, 11/01/24 (Call 11/01/21)(b)	EUR	200	225,496
5.25%, 11/01/24 (Call 11/01/21)(a)	USD	200	206,101
OI European Group BV, 2.88%, 02/15/25 (Call 02/15/22)(b)	EUR	100	113,644
PPF Arena 1 BV, 3.13%, 03/27/26 (Call 12/27/25)(b)	EUR	100	116,817
Promontoria Holding 264 BV, 6.75%, 08/15/23 (Call 08/15/20)(b)	EUR	100	101,009
Saipem Finance International BV, 2.63%, 01/07/25(b)	EUR	100	116,644
Selecta Group BV, 5.88%, 02/01/24 (Call 03/02/20)(b)	EUR	100	111,868
Sensata Technologies BV
4.88%, 10/15/23(a)	USD	75	80,016
5.00%, 10/01/25(a)	USD	150	161,353
5.63%, 11/01/24(a)	USD	50	54,859
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	USD	200	209,802
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(b)	EUR	100	112,063
SRLEV NV, 9.00%, 04/15/41 (Call 04/15/21)(d)	EUR	100	121,129

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Netherlands (continued)
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(b)	EUR	100	$116,098
Sunshine Mid BV, 6.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	115,881
Trivium Packaging Finance BV
3.75%, 08/15/26 (Call 08/15/22)(b)	EUR	100	115,932
5.50%, 08/15/26 (Call 08/15/22)(a)	USD	200	211,138
8.50%, 08/15/27 (Call 08/15/22)(a)	USD	200	220,139
United Group BV
3.13%, 02/15/26 (Call 02/15/22)(b)	EUR	100	109,900
3.63%, 02/15/28 (Call 02/15/23)(b)	EUR	100	109,866
4.38%, 07/01/22 (Call 02/10/20)(b)	EUR	100	113,025
4.88%, 07/01/24 (Call 07/01/20)(b)	EUR	100	114,268
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(b)	EUR	100	116,185
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 03/02/20)(a)	USD	200	205,304
Ziggo Bond Co. BV
4.63%, 01/15/25 (Call 02/10/20)(b)	EUR	100	112,896
6.00%, 01/15/27 (Call 01/15/22)(a)	USD	150	157,031
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(b)	EUR	100	114,454
4.25%, 01/15/27 (Call 01/15/22)(b)	EUR	200	236,558
4.88%, 01/15/30 (Call 10/15/24)(a)	USD	200	205,954
5.50%, 01/15/27 (Call 01/15/22)(a)	USD	250	263,438

			5,701,893

Norway — 0.1%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	USD	150	157,313

Portugal — 0.5%
Banco Comercial Portugues SA, 3.87%, 03/27/30 (Call 03/27/25)(b)(d)	EUR	100	115,050
Caixa Geral de Depositos SA
1.25%, 11/25/24(b)	EUR	100	113,356
5.75%, 06/28/28 (Call 06/28/23)(b)(d)	EUR	100	126,885
EDP - Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(b)(d)	EUR	100	110,147
4.50%, 04/30/79 (Call 01/30/24)(b)(d)	EUR	200	247,324
Novo Banco SA, 8.50%, 07/06/28 (Call 07/06/23)(b)(d)	EUR	100	121,369
Transportes Aereos Portugueses SA, 5.63%, 12/02/24 (Call 06/02/24)(b)	EUR	100	109,956

			944,087

Singapore — 0.1%
Puma International Financing SA, 5.13%, 10/06/24 (Call 10/06/20)(a)	USD	200	196,500

Spain — 1.8%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(b)(d)	EUR	100	120,428
Banco de Sabadell SA
1.13%, 03/27/25(b)	EUR	100	111,680
5.38%, 12/12/28 (Call 12/12/23)(b)(d)	EUR	100	125,169
5.63%, 05/06/26(b)	EUR	100	133,138
Bankia SA
1.00%, 06/25/24(b)	EUR	100	113,396
1.13%, 11/12/26(b)	EUR	100	112,923
3.38%, 03/15/27 (Call 03/15/22)(b)(d)	EUR	100	116,814
3.75%, 02/15/29 (Call 02/15/24)(b)(d)	EUR	100	121,299
Cellnex Telecom SA
2.38%, 01/16/24 (Call 10/16/23)(b)	EUR	100	118,672
2.88%, 04/18/25 (Call 01/18/25)(b)	EUR	100	123,076
3.13%, 07/27/22(b)	EUR	100	119,035

Security	Par (000)			Value

Spain (continued)
Cirsa Finance International Sarl
4.75%, 05/22/25 (Call 05/22/21)(b)	EUR	100		$114,633
6.25%, 12/20/23 (Call 06/20/20)(b)	EUR	100		116,035
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21 (Call 03/02/20)(b)	EUR	100		105,839
Distribuidora Internacional de Alimentacion SA, 0.88%, 04/06/23 (Call 01/06/23)(b)	EUR	100		56,865
eDreams ODIGEO SA, 5.50%, 09/01/23 (Call 09/01/20)(b)	EUR	100		114,482
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(b)	EUR	100		114,177
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23 (Call 02/10/20)(b)	EUR	100		112,480
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(b)	EUR	100		112,014
2.25%, 11/15/27 (Call 11/15/22)(b)	EUR	100		113,242
3.20%, 05/01/25 (Call 05/01/20)(b)	EUR	200		225,402
Grupo Isolux Corsan SA
Series B, 6.00%, 12/30/21 (Call 03/02/20)(e)	EUR	28		16
Series C, 1.00%, 12/30/21 (Call 03/02/20)(e)	EUR	0	(f)	0	(g)
Grupo-Antolin Irausa SA, 3.25%, 04/30/24 (Call 04/30/20)(b)	EUR	100		107,090
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(b)(d)	EUR	100		110,772
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(b)(d)	EUR	100		122,539
NH Hotel Group SA, 3.75%, 10/01/23 (Call 02/10/20)(b)	EUR	90		101,090
Obrascon Huarte Lain SA, 4.75%, 03/15/22 (Call 03/02/20)(b)	EUR	100		86,047
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(b)(d)	EUR	200		252,816
Tasty Bondco 1 SA, 6.25%, 05/15/26 (Call 05/15/22)(b)	EUR	100		116,175

				3,397,344

Sweden — 0.9%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 07/08/23)(b)(d)	EUR	100		117,765
Dometic Group AB, 3.00%, 05/08/26 (Call 04/08/26)(b)	EUR	125		140,972
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(b)(d)	EUR	100		113,379
Intrum AB
2.75%, 07/15/22 (Call 03/02/20)(b)	EUR	50		56,017
3.13%, 07/15/24 (Call 07/15/20)(b)	EUR	200		225,143
3.50%, 07/15/26 (Call 07/15/22)(b)	EUR	300		337,925
Telefonaktiebolaget LM Ericsson
1.88%, 03/01/24(b)	EUR	100		117,378
4.13%, 05/15/22	USD	125		129,904
Unilabs Subholding AB, 5.75%, 05/15/25 (Call 05/15/20)(b)	EUR	100		114,009
Verisure Midholding AB, 5.75%, 12/01/23 (Call 02/10/20)(b)	EUR	200		227,077
Volvo Car AB
2.13%, 04/02/24 (Call 01/02/24)(b)	EUR	100		114,653
3.25%, 05/18/21(b)	EUR	100		114,598

				1,808,820

Switzerland — 0.2%
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(b)	EUR	100		112,143
Garrett LX I Sarl/Garrett Borrowing LLC, 5.13%, 10/15/26 (Call 10/15/21)(b)	EUR	100		109,084
Transocean Inc., 7.50%, 01/15/26 (Call 01/15/21)(a)	USD	150		139,773
Walnut Bidco PLC, 6.75%, 08/01/24 (Call 08/01/21)(b)	EUR	100		113,979

				474,979

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom — 4.1%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 03/02/20)(b)	EUR	100	$110,129
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(b)	GBP	100	133,816
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(b)	GBP	100	139,976
Avon International Capital PLC, 6.50%, 08/15/22 (Call 03/02/20)(a)	USD	50	51,636
Boparan Finance PLC, 4.38%, 07/15/21 (Call 02/10/20)(b)	EUR	100	81,989
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 02/10/20)(b)	GBP	100	136,645
Centrica PLC, 3.00%, 04/10/76 (Call 04/10/21)(b)(d)	EUR	100	113,678
Co-Operative Group Ltd., 5.13%, 05/17/24 (Call 02/15/24)(b)	GBP	100	141,360
Drax Finco PLC, 4.25%, 05/01/22 (Call 02/10/20)(b)	GBP	100	133,821
eG Global Finance PLC
3.63%, 02/07/24 (Call 11/15/20)(b)	EUR	100	110,044
4.38%, 02/07/25 (Call 05/15/21)(b)	EUR	100	109,655
6.25%, 10/30/25 (Call 10/30/21)(b)	EUR	100	114,698
6.75%, 02/07/25 (Call 05/15/21)(a)	USD	200	202,500
Fiat Chrysler Automobiles NV
3.75%, 03/29/24(b)	EUR	200	248,365
5.25%, 04/15/23	USD	200	214,000
Heathrow Finance PLC
3.88%, 03/01/27(b)	GBP	100	134,377
4.13%, 09/01/29(b)	GBP	100	135,322
Iceland Bondco PLC, 4.63%, 03/15/25 (Call 09/15/20)(b)	GBP	100	107,768
IDH Finance PLC, 6.25%, 08/15/22 (Call 03/02/20)(b)	GBP	100	121,769
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(b)	EUR	100	112,646
INEOS Styrolution Group GmbH, 2.25%, 01/16/27 (Call 01/15/23)(b)	EUR	100	109,395
Inmarsat Finance PLC, 4.88%, 05/15/22 (Call 02/12/20)(a)	USD	200	202,300
International Game Technology PLC
2.38%, 04/15/28 (Call 04/15/23)(b)	EUR	100	108,626
6.25%, 01/15/27 (Call 07/15/26)(a)(c)	USD	200	225,714
International Personal Finance PLC, 5.75%, 04/07/21(b)	EUR	100	111,747
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(b)	EUR	100	105,579
3.88%, 03/01/23(b)	GBP	100	130,010
4.50%, 01/15/26(b)	EUR	100	108,844
5.00%, 02/15/22(b)	GBP	100	134,659
5.63%, 02/01/23 (Call 03/02/20)(a)	USD	150	150,997
5.88%, 11/15/24 (Call 08/15/24)(b)	EUR	100	116,598
Jerrold Finco PLC, 6.25%, 09/15/21 (Call 09/15/20)(b)	GBP	100	133,830
KCA Deutag UK Finance PLC, 9.88%, 04/01/22 (Call 04/01/20)(a)(c)	USD	200	140,045
Mclaren Finance PLC, 5.00%, 08/01/22 (Call 02/10/20)(b)	GBP	100	127,674
Metro Bank PLC, 5.50%, 06/26/28 (Call 06/26/23)(b)(d)	GBP	100	105,192
Nomad Foods Bondco PLC, 3.25%, 05/15/24 (Call 05/15/20)(b)	EUR	100	113,015
Pinewood Finance Co. Ltd., 3.25%, 09/30/25 (Call 09/30/21)(b)	GBP	100	134,299
Pinnacle Bidco PLC, 6.38%, 02/15/25 (Call 02/15/21)(b)	GBP	100	138,168
Pizzaexpress Financing 2 PLC, 6.63%, 08/01/21 (Call 02/10/20)(b)	GBP	100	118,431
Playtech PLC, 4.25%, 03/07/26 (Call 03/07/22)(b)	EUR	100	114,414
Shop Direct Funding PLC, 7.75%, 11/15/22 (Call 03/02/20)(b)	GBP	100	127,611
Stonegate Pub Co. Financing PLC, 4.88%, 03/15/22 (Call 02/10/20)(b)	GBP	100	133,646

Security		Par (000)	Value

United Kingdom (continued)
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 02/10/20)(b)(e)	GBP	25	$5,891
Victoria PLC, 5.25%, 07/15/24 (Call 07/15/21)(b)	EUR	100	115,892
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 03/02/20)(b)	EUR	100	113,252
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 02/10/20)(b)	GBP	100	135,073
Virgin Media Secured Finance PLC
4.25%, 01/15/30 (Call 10/15/24)(b)	GBP	150	201,973
4.88%, 01/15/27 (Call 01/15/21)(b)	GBP	100	136,425
5.00%, 04/15/27 (Call 04/15/22)(b)	GBP	100	138,985
5.25%, 05/15/29 (Call 05/15/24)(b)	GBP	100	142,115
5.50%, 08/15/26 (Call 08/15/21)(a)	USD	200	209,504
5.50%, 05/15/29 (Call 05/15/24)(a)	USD	200	210,500
Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.00%, 09/15/25 (Call 09/15/20)(b)	EUR	100	113,938
Vodafone Group PLC
3.10%, 01/03/79 (Call 01/03/24)(b)(d)	EUR	300	348,557
4.20%, 10/03/78 (Call 07/03/28)(b)(d)	EUR	100	125,123
7.00%, 04/04/79 (Call 01/04/29)(d)	USD	300	353,433

			7,895,649

United States — 64.8%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 03/02/20)	USD	100	101,375
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	USD	150	147,284
8.13%, 02/15/24 (Call 02/15/21)(a)	USD	120	128,391
10.13%, 08/01/26 (Call 08/01/22)(a)	USD	80	87,660
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(b)	EUR	200	212,205
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)	USD	310	339,644
ADT Security Corp. (The)
3.50%, 07/15/22	USD	175	177,677
4.13%, 06/15/23	USD	100	102,017
6.25%, 10/15/21	USD	150	158,737
AECOM
5.13%, 03/15/27 (Call 12/15/26)	USD	150	159,813
5.88%, 10/15/24 (Call 07/15/24)	USD	125	138,327
AES Corp./VA
4.00%, 03/15/21	USD	50	50,715
4.50%, 03/15/23 (Call 03/15/20)	USD	100	102,006
4.88%, 05/15/23 (Call 03/02/20)	USD	86	87,075
5.13%, 09/01/27 (Call 09/01/22)	USD	70	73,857
5.50%, 04/15/25 (Call 04/15/20)	USD	125	129,076
6.00%, 05/15/26 (Call 05/15/21)	USD	75	79,436
AK Steel Corp., 7.63%, 10/01/21 (Call 03/02/20)	USD	75	75,305
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	USD	60	61,061
4.63%, 01/15/27 (Call 01/15/23)(a)	USD	140	142,006
4.88%, 02/15/30 (Call 02/15/25)(a)	USD	100	102,648
5.75%, 03/15/25 (Call 03/02/20)	USD	150	155,707
5.88%, 02/15/28 (Call 08/15/22)(a)	USD	125	133,435
6.63%, 06/15/24 (Call 03/02/20)	USD	200	208,494
7.50%, 03/15/26 (Call 03/15/22)(a)	USD	105	116,205
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 03/02/20)(a)	USD	200	210,020
7.00%, 09/30/26 (Call 09/30/21)(a)	USD	200	217,250
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	USD	75	82,184

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	USD	160	$170,100
9.75%, 07/15/27 (Call 07/15/22)(a)	USD	165	176,756
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)	USD	50	51,969
5.00%, 10/01/24 (Call 02/11/20)(a)	USD	175	178,862
5.88%, 06/01/29 (Call 06/01/24)(a)	USD	70	76,395
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	USD	150	170,834
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(c)	USD	100	89,498
5.88%, 11/15/26 (Call 11/15/21)	USD	100	86,603
6.13%, 05/15/27 (Call 05/15/22)(c)	USD	75	64,055
6.38%, 11/15/24 (Call 03/02/20)	GBP	100	124,784
AMC Networks Inc.
4.75%, 12/15/22 (Call 03/02/20)	USD	125	126,035
4.75%, 08/01/25 (Call 08/01/21)(c)	USD	125	126,285
5.00%, 04/01/24 (Call 04/01/20)	USD	125	127,119
American Airlines Group Inc., 5.00%, 06/01/22(a)	USD	145	150,626
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(c)	USD	110	112,672
6.25%, 03/15/26 (Call 03/15/21)(c)	USD	70	71,386
6.50%, 04/01/27 (Call 04/01/22)	USD	75	76,688
6.63%, 10/15/22 (Call 03/02/20)	USD	50	50,734
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	USD	170	170,976
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	USD	125	133,916
5.63%, 05/20/24 (Call 03/20/24)	USD	100	106,847
5.75%, 05/20/27 (Call 02/20/27)	USD	75	81,994
5.88%, 08/20/26 (Call 05/20/26)	USD	75	82,275
Anixter Inc., 5.13%, 10/01/21	USD	75	78,289
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 02/18/20)(c)	USD	100	88,550
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	110	86,042
5.75%, 01/15/28 (Call 01/15/23)(a)	USD	100	77,668
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/02/20)(c)	USD	100	66,230
5.13%, 12/01/22 (Call 03/02/20)(c)	USD	150	129,375
5.38%, 11/01/21 (Call 03/02/20)	USD	175	167,125
5.63%, 06/01/23 (Call 03/02/20)	USD	125	90,000
APX Group Inc.
7.63%, 09/01/23 (Call 03/02/20)(c)	USD	75	73,313
7.88%, 12/01/22 (Call 03/02/20)	USD	125	127,635
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(b)	EUR	100	112,984
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(c)	USD	50	52,051
5.00%, 04/01/25 (Call 04/01/20)(a)(c)	USD	75	78,039
5.00%, 02/01/28 (Call 02/01/23)(a)	USD	200	209,249
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	USD	75	77,156
6.88%, 04/01/27 (Call 04/01/22)(a)	USD	75	79,623
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	USD	200	215,857
5.40%, 04/15/21 (Call 01/15/21)	USD	175	179,616
5.87%, 02/23/22	USD	100	106,299
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	USD	100	72,250

Security		Par (000)	Value

United States (continued)
10.00%, 04/01/22 (Call 04/01/20)(a)	USD	150	$146,953
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	USD	20	21,037
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(b)	EUR	100	110,679
Avantor Inc.
4.75%, 10/01/24 (Call 10/01/20)(b)	EUR	100	116,451
6.00%, 10/01/24 (Call 10/01/20)(a)	USD	250	265,701
9.00%, 10/01/25 (Call 10/01/20)(a)	USD	275	303,474
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	USD	55	57,367
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(b)	EUR	100	116,420
Avon International Operations Inc., 7.88%, 08/15/22 (Call 03/02/20)(a)	USD	100	103,844
Avon Products Inc., 7.00%, 03/15/23	USD	50	54,797
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 03/02/20)(b)	EUR	125	140,799
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)(c)	USD	125	127,688
5.25%, 09/15/27 (Call 03/01/22)(c)	USD	90	89,572
Ball Corp.
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	110,683
4.00%, 11/15/23	USD	125	131,936
4.38%, 12/15/23	EUR	200	251,433
4.88%, 03/15/26 (Call 12/15/25)	USD	150	164,402
5.00%, 03/15/22	USD	100	105,625
5.25%, 07/01/25	USD	175	195,910
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(c)	USD	225	231,154
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	USD	290	327,764
9.25%, 04/01/26 (Call 04/01/22)(a)	USD	200	228,000
Bausch Health Companies Inc.
4.50%, 05/15/23 (Call 03/02/20)(b)	EUR	225	250,395
5.00%, 01/30/28 (Call 01/30/23)(a)	USD	195	197,255
5.25%, 01/30/30 (Call 01/30/25)(a)	USD	195	198,432
5.50%, 03/01/23 (Call 03/02/20)(a)	USD	52	52,103
5.50%, 11/01/25 (Call 11/01/20)(a)	USD	275	285,312
5.75%, 08/15/27 (Call 08/15/22)(a)	USD	65	69,540
5.88%, 05/15/23 (Call 03/02/20)(a)	USD	34	34,298
6.13%, 04/15/25 (Call 04/15/20)(a)	USD	550	567,347
6.50%, 03/15/22 (Call 03/02/20)(a)	USD	150	153,159
7.00%, 03/15/24 (Call 03/15/20)(a)	USD	300	311,625
7.00%, 01/15/28 (Call 01/15/23)(a)	USD	110	119,420
7.25%, 05/30/29 (Call 05/30/24)(a)	USD	95	106,623
9.00%, 12/15/25 (Call 12/15/21)(a)	USD	300	338,625
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(c)	USD	225	223,640
Belden Inc., 3.88%, 03/15/28 (Call 03/15/23)(b)	EUR	150	176,251
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(b)	EUR	100	109,658
1.50%, 01/15/27 (Call 10/15/26)(b)	EUR	100	110,220
4.50%, 02/15/26 (Call 02/15/21)(a)	USD	65	65,848
4.88%, 07/15/26 (Call 07/15/22)(a)	USD	210	219,187
5.13%, 07/15/23 (Call 03/02/20)	USD	100	101,875
5.50%, 05/15/22 (Call 03/02/20)	USD	50	50,371
5.63%, 07/15/27 (Call 07/15/22)(a)(c)	USD	65	69,253
6.00%, 10/15/22 (Call 03/02/20)	USD	33	33,578
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	USD	100	107,000
10.00%, 10/15/25 (Call 10/15/20)	USD	100	109,360

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 03/02/20)(a)	USD	125	$122,344
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	USD	140	142,712
6.00%, 08/15/26 (Call 08/15/21)	USD	100	106,044
6.38%, 04/01/26 (Call 04/01/21)	USD	125	132,805
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)	USD	150	150,352
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	USD	170	177,667
Buckeye Partners LP
4.13%, 12/01/27 (Call 09/01/27)	USD	25	24,572
6.38%, 01/22/78 (Call 01/22/23)(d)	USD	50	41,250
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	USD	275	279,469
California Resources Corp., 8.00%, 12/15/22 (Call 03/02/20)(a)(c)	USD	275	93,500
Callon Petroleum Co.
6.13%, 10/01/24 (Call 03/02/20)(c)	USD	100	95,788
6.38%, 07/01/26 (Call 07/01/21)(c)	USD	50	47,250
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	USD	205	203,462
5.13%, 03/15/28 (Call 03/15/23)(a)(c)	USD	215	214,059
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	200	206,377
5.50%, 02/01/24 (Call 03/02/20)	USD	100	101,300
5.75%, 01/15/25 (Call 03/02/20)	USD	175	179,769
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(c)	USD	70	77,350
Catalent Pharma Solutions Inc., 4.75%, 12/15/24 (Call 03/02/20)(b)	EUR	100	113,206
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(c)	USD	75	45,462
5.95%, 12/15/26 (Call 09/15/26)	USD	100	51,593
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 02/18/20)(a)	USD	100	101,629
4.75%, 03/01/30 (Call 09/01/24)(a)	USD	500	514,062
5.00%, 02/01/28 (Call 08/01/22)(a)	USD	425	443,971
5.13%, 02/15/23 (Call 03/02/20)	USD	100	101,125
5.13%, 05/01/23 (Call 03/02/20)(a)(c)	USD	200	203,750
5.13%, 05/01/27 (Call 05/01/22)(a)(c)	USD	550	576,125
5.25%, 09/30/22 (Call 03/02/20)	USD	150	151,687
5.38%, 05/01/25 (Call 05/01/20)(a)	USD	150	155,087
5.38%, 06/01/29 (Call 06/01/24)(a)	USD	225	240,678
5.50%, 05/01/26 (Call 05/01/21)(a)	USD	250	261,875
5.75%, 09/01/23 (Call 03/02/20)	USD	75	76,045
5.75%, 02/15/26 (Call 02/15/21)(a)	USD	425	446,362
5.88%, 04/01/24 (Call 03/02/20)(a)	USD	275	284,625
5.88%, 05/01/27 (Call 05/01/21)(a)	USD	100	105,156
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	USD	75	78,833
5.00%, 10/15/24 (Call 07/15/24)	USD	75	81,575
5.25%, 05/15/29 (Call 05/15/24)(a)	USD	100	106,320
5.88%, 06/15/26 (Call 06/15/21)(c)	USD	100	106,227
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	USD	120	124,950
5.00%, 09/01/25 (Call 03/02/20)	USD	75	77,906
5.50%, 12/01/24 (Call 06/01/24)	USD	100	111,316
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	USD	70	73,763

Security		Par (000)	Value

United States (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)	USD	100	$106,000
Centene Corp.
4.25%, 12/15/27 (Call 12/15/22)(a)	USD	400	417,000
4.63%, 12/15/29 (Call 12/15/24)(a)	USD	345	371,254
4.75%, 05/15/22 (Call 03/02/20)	USD	125	127,378
4.75%, 01/15/25 (Call 03/02/20)	USD	250	258,750
5.25%, 04/01/25 (Call 04/01/20)(a)	USD	150	155,437
5.38%, 06/01/26 (Call 06/01/21)(a)	USD	275	292,531
5.38%, 08/15/26 (Call 08/15/21)(a)	USD	110	116,938
6.13%, 02/15/24 (Call 03/02/20)	USD	150	155,062
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	USD	200	201,750
5.13%, 12/15/26 (Call 12/15/22)(a)(c)	USD	225	231,750
5.63%, 04/01/25 (Call 01/01/25)	USD	75	79,524
Series T, 5.80%, 03/15/22	USD	225	237,093
Series W, 6.75%, 12/01/23	USD	100	111,138
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	USD	150	169,500
CF Industries Inc., 3.45%, 06/01/23	USD	150	154,488
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)	USD	190	193,199
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	USD	80	81,216
5.50%, 04/01/26 (Call 04/01/21)(a)	USD	100	106,518
Chemours Co. (The)
4.00%, 05/15/26 (Call 05/15/21)	EUR	100	100,274
5.38%, 05/15/27 (Call 02/15/27)	USD	75	64,453
6.63%, 05/15/23 (Call 03/02/20)	USD	125	122,638
7.00%, 05/15/25 (Call 05/15/20)(c)	USD	125	118,958
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)	USD	220	223,850
5.25%, 10/01/25 (Call 10/01/20)	USD	261	268,994
5.63%, 10/01/26 (Call 10/01/21)	USD	180	189,000
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)	USD	348	280,795
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 02/22/20)	USD	125	125,044
6.25%, 03/31/23 (Call 03/31/20)	USD	475	484,005
6.88%, 04/01/28 (Call 04/01/23)(a)	USD	265	160,987
8.00%, 03/15/26 (Call 03/15/22)(a)	USD	325	339,121
8.00%, 12/15/27 (Call 12/15/22)(a)	USD	109	112,951
8.13%, 06/30/24 (Call 06/30/21)(a)	USD	225	202,236
8.63%, 01/15/24 (Call 01/15/21)(a)	USD	150	159,352
9.88%, 06/30/23 (Call 06/30/20)(a)(h)	USD	300	282,918
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	50	51,750
5.50%, 04/01/27 (Call 04/01/22)(a)	USD	100	105,351
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 03/02/20)(a)	USD	100	104,784
Cinemark USA Inc.
4.88%, 06/01/23 (Call 03/02/20)	USD	125	126,758
5.13%, 12/15/22 (Call 03/02/20)	USD	50	50,500
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	USD	75	76,264
4.75%, 02/16/24 (Call 11/16/23)	USD	100	106,923
5.00%, 08/15/22	USD	175	185,946
5.00%, 08/01/23	USD	100	107,848
5.25%, 03/07/25 (Call 12/07/24)	USD	75	82,936
6.13%, 03/09/28(c)	USD	50	59,688
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	USD	190	203,789

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	USD	200	$206,000
9.25%, 02/15/24 (Call 02/15/21)(a)(c)	USD	294	319,271
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	USD	75	77,128
5.75%, 10/15/25 (Call 10/15/21)	USD	110	115,569
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	USD	75	75,469
5.75%, 03/01/25 (Call 03/02/20)	USD	126	122,564
5.88%, 06/01/27 (Call 06/01/22)(a)	USD	125	115,288
CNX Resources Corp.
5.88%, 04/15/22 (Call 03/02/20)	USD	165	161,287
7.25%, 03/14/27 (Call 03/14/22)(a)	USD	75	61,935
Colfax Corp.
3.25%, 05/15/25 (Call 05/15/20)(b)	EUR	100	112,963
6.00%, 02/15/24 (Call 02/15/21)(a)	USD	100	105,282
6.38%, 02/15/26 (Call 02/15/22)(a)	USD	65	70,158
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	USD	210	215,977
5.50%, 06/15/24 (Call 02/11/20)(a)	USD	85	84,150
6.00%, 03/01/26 (Call 03/01/22)(a)	USD	255	267,431
8.25%, 03/01/27 (Call 03/01/22)(a)	USD	155	158,596
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)	USD	125	112,993
6.00%, 06/15/25 (Call 06/15/20)(a)	USD	250	239,925
Comstock Resources Inc., 9.75%, 08/15/26 (Call 08/15/21)	USD	25	20,375
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(b)	EUR	100	116,199
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/02/20)	USD	50	51,000
5.88%, 07/01/25 (Call 07/01/20)	USD	50	51,915
6.00%, 01/01/27 (Call 01/01/22)	USD	50	51,843
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	USD	50	52,250
6.63%, 03/15/26 (Call 03/15/22)(a)	USD	100	108,102
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	USD	110	110,825
5.75%, 04/01/25 (Call 04/01/20)	USD	75	76,148
6.25%, 04/01/23 (Call 02/18/20)	USD	100	100,915
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	USD	175	184,208
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	USD	50	52,125
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	USD	100	103,625
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/15/23)(b)	EUR	100	110,178
2.25%, 02/01/23 (Call 11/01/22)(b)	EUR	100	115,185
2.88%, 02/01/26 (Call 08/01/25)(b)	EUR	100	119,021
3.38%, 05/15/25 (Call 11/15/24)(b)	EUR	100	120,704
4.00%, 07/15/22 (Call 04/15/22)(b)	EUR	100	118,875
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	USD	175	176,330
CSC Holdings LLC
5.25%, 06/01/24(c)	USD	125	135,195
5.38%, 07/15/23 (Call 02/11/20)(a)	USD	200	204,750
5.38%, 02/01/28 (Call 02/01/23)(a)	USD	200	212,574
5.50%, 05/15/26 (Call 05/15/21)(a)	USD	200	210,220
5.50%, 04/15/27 (Call 04/15/22)(a)	USD	200	212,279

Security		Par (000)	Value

United States (continued)
5.75%, 01/15/30 (Call 01/15/25)(a)	USD	400	$430,008
6.50%, 02/01/29 (Call 02/01/24)(a)	USD	300	333,705
6.63%, 10/15/25 (Call 10/15/20)(a)	USD	200	211,131
6.75%, 11/15/21	USD	150	161,065
7.50%, 04/01/28 (Call 04/01/23)(a)	USD	200	226,862
10.88%, 10/15/25 (Call 10/15/20)(a)	USD	225	249,218
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	USD	75	74,100
5.75%, 02/15/28 (Call 02/15/23)(a)	USD	100	98,025
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	USD	75	78,247
Dana Inc., 5.50%, 12/15/24 (Call 03/02/20)	USD	75	77,211
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(b)	EUR	100	115,293
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(c)	USD	200	204,832
5.13%, 07/15/24 (Call 02/18/20)	USD	275	281,179
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	USD	75	76,946
4.75%, 09/30/21 (Call 06/30/21)(a)	USD	75	76,892
5.13%, 05/15/29 (Call 02/15/29)	USD	110	116,782
5.38%, 07/15/25 (Call 04/15/25)	USD	150	163,890
5.85%, 05/21/43 (Call 05/21/23)(a)(d)	USD	75	69,495
Dell Inc., 4.63%, 04/01/21	USD	50	51,129
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 02/18/20)(a)	USD	132	133,447
7.13%, 06/15/24 (Call 02/18/20)(a)	USD	225	236,610
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	USD	100	80,188
9.00%, 05/15/21 (Call 03/02/20)(a)	USD	125	116,406
9.25%, 03/31/22 (Call 03/02/20)(a)	USD	75	66,063
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	USD	75	60,957
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 03/02/20)(a)	USD	75	77,156
10.75%, 09/01/24 (Call 03/02/20)(a)	USD	100	104,417
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	USD	480	476,928
6.63%, 08/15/27 (Call 08/15/22)(a)(c)	USD	290	271,220
DISH DBS Corp.
5.00%, 03/15/23	USD	250	254,124
5.88%, 07/15/22	USD	325	340,795
5.88%, 11/15/24(c)	USD	350	354,173
6.75%, 06/01/21	USD	350	366,187
7.75%, 07/01/26(c)	USD	300	314,822
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(c)	USD	75	78,419
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	USD	100	109,426
10.25%, 02/15/27 (Call 02/15/22)(a)(c)	USD	105	120,033
Edgewell Personal Care Co.
4.70%, 05/19/21	USD	75	76,792
4.70%, 05/24/22(c)	USD	75	77,379
Elanco Animal Health Inc.
3.91%, 08/27/21	USD	100	102,786
4.27%, 08/28/23 (Call 07/28/23)	USD	100	106,509
4.90%, 08/28/28 (Call 05/28/28)	USD	100	114,000
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	USD	100	104,825
6.00%, 09/15/26 (Call 09/15/21)	USD	90	98,600

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	USD	175	$177,331
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	USD	80	82,450
4.75%, 02/01/30 (Call 02/01/25)	USD	75	78,000
5.75%, 11/01/24 (Call 03/02/20)	USD	87	88,148
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	USD	75	76,712
5.75%, 01/30/28 (Call 01/30/23)(a)	USD	155	161,200
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 03/02/20)(a)	USD	200	153,125
6.00%, 02/01/25 (Call 03/02/20)(a)(c)	USD	200	139,000
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(b)	EUR	100	115,669
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)	USD	75	77,555
6.38%, 07/15/26 (Call 07/15/21)(a)	USD	115	122,414
7.75%, 01/15/27 (Call 01/15/22)(a)	USD	65	71,825
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	USD	100	92,248
4.40%, 04/01/24 (Call 01/01/24)	USD	75	71,508
4.85%, 07/15/26 (Call 04/15/26)	USD	100	91,963
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)	USD	200	120,680
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	USD	125	125,156
5.25%, 05/01/25 (Call 05/01/20)(a)	USD	175	179,375
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)	USD	150	58,500
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	USD	100	48,788
7.38%, 05/15/24 (Call 05/15/20)(a)	USD	100	49,775
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/02/20)(c)	USD	75	65,143
6.75%, 01/15/22 (Call 03/02/20)(c)	USD	100	85,000
6.75%, 06/15/23 (Call 02/18/20)	USD	75	63,563
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(d)(i)	USD	75	77,719
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 03/02/20)(a)	USD	100	100,125
7.88%, 07/15/26 (Call 07/15/21)(a)	USD	75	76,364
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	USD	100	106,375
6.75%, 03/15/22 (Call 03/15/20)(a)	USD	100	103,325
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)	USD	115	119,217
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	USD	75	74,417
8.25%, 04/15/25 (Call 04/15/21)(a)	USD	100	97,797
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	USD	298	301,571
3.88%, 03/15/23 (Call 12/15/22)	USD	350	357,133
4.55%, 11/14/24 (Call 08/14/24)	USD	125	132,223
5.00%, 09/01/27 (Call 09/01/22)	USD	105	108,806
5.25%, 09/01/29 (Call 09/01/24)(c)	USD	85	89,586
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	USD	100	46,030
7.13%, 01/15/23	USD	125	59,041
7.63%, 04/15/24(c)	USD	100	46,269
8.00%, 04/01/27 (Call 04/01/22)(a)	USD	235	245,575
8.50%, 04/01/26 (Call 04/01/21)(a)	USD	275	281,605
8.75%, 04/15/22	USD	75	34,570

Security		Par (000)	Value

United States (continued)
10.50%, 09/15/22 (Call 06/15/22)	USD	350	$160,230
11.00%, 09/15/25 (Call 06/15/25)	USD	525	240,844
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	USD	75	70,898
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 03/02/20)(c)	USD	50	50,253
6.25%, 05/15/26 (Call 02/15/21)	USD	50	47,484
6.50%, 10/01/25 (Call 10/01/20)	USD	100	97,705
6.75%, 08/01/22 (Call 02/16/20)	USD	150	152,802
7.75%, 02/01/28 (Call 02/01/23)	USD	145	146,201
Genworth Holdings Inc., 7.63%, 09/24/21	USD	100	105,551
Golden Nugget Inc.
6.75%, 10/15/24 (Call 03/02/20)(a)	USD	175	179,643
8.75%, 10/01/25 (Call 10/01/20)(a)	USD	125	131,426
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	USD	100	103,010
5.00%, 05/31/26 (Call 05/31/21)	USD	175	182,219
5.13%, 11/15/23 (Call 03/02/20)(c)	USD	125	127,031
Gray Television Inc.
5.13%, 10/15/24 (Call 02/11/20)(a)(c)	USD	75	77,604
5.88%, 07/15/26 (Call 07/15/21)(a)(c)	USD	150	157,448
7.00%, 05/15/27 (Call 05/15/22)(a)	USD	100	108,500
Griffon Corp., 5.25%, 03/01/22 (Call 03/02/20)	USD	125	125,073
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 03/02/20)	USD	125	69,688
6.38%, 05/15/25 (Call 05/15/20)	USD	75	37,377
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(b)	EUR	100	119,688
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	USD	175	183,681
4.88%, 05/15/26 (Call 02/15/26)(a)(c)	USD	150	157,698
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 03/02/20)(a)	USD	125	108,429
9.25%, 03/01/21 (Call 03/02/20)(a)(c)	USD	125	125,234
HCA Inc.
5.38%, 02/01/25(c)	USD	425	474,980
5.38%, 09/01/26 (Call 03/01/26)	USD	170	191,904
5.63%, 09/01/28 (Call 03/01/28)	USD	250	289,687
5.88%, 05/01/23	USD	200	220,235
5.88%, 02/15/26 (Call 08/15/25)	USD	250	287,187
5.88%, 02/01/29 (Call 08/01/28)	USD	170	200,829
7.50%, 02/15/22	USD	350	385,000
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	USD	190	198,493
Hertz Corp. (The)
5.50%, 10/15/24 (Call 02/11/20)(a)	USD	125	127,099
6.00%, 01/15/28 (Call 01/15/23)(a)(c)	USD	160	160,800
6.25%, 10/15/22 (Call 03/02/20)	USD	75	75,907
7.13%, 08/01/26 (Call 08/01/22)(a)	USD	85	90,645
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(b)	EUR	100	113,590
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	USD	100	103,223
5.63%, 02/15/26 (Call 02/15/21)(a)	USD	100	104,595
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 03/02/20)(a)	USD	75	68,263
5.75%, 10/01/25 (Call 04/01/20)(a)	USD	75	67,617
6.25%, 11/01/28 (Call 11/01/23)(a)(c)	USD	100	88,125
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 02/25/20)	USD	175	177,529
4.88%, 01/15/30 (Call 01/15/25)	USD	130	137,832
5.13%, 05/01/26 (Call 05/01/21)	USD	250	261,562

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)	USD	100	$102,064
4.88%, 04/01/27 (Call 04/01/22)	USD	100	104,873
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	USD	100	102,000
4.63%, 02/01/28 (Call 02/01/23)(a)	USD	125	131,505
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	USD	125	129,075
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	USD	175	180,664
Hughes Satellite Systems Corp.
5.25%, 08/01/26	USD	150	162,680
6.63%, 08/01/26(c)	USD	100	110,541
7.63%, 06/15/21	USD	100	106,563
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)	USD	125	127,733
5.25%, 05/15/27 (Call 11/15/26)(a)	USD	122	122,226
5.88%, 02/01/22 (Call 02/01/20)	USD	200	200,000
6.25%, 02/01/22 (Call 03/02/20)	USD	250	254,375
6.25%, 05/15/26 (Call 05/15/22)	USD	190	199,914
6.38%, 12/15/25 (Call 12/15/20)	USD	150	156,994
6.75%, 02/01/24 (Call 03/02/20)	USD	75	77,912
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	70	71,174
5.25%, 08/15/27 (Call 08/15/22)(a)	USD	120	125,128
6.38%, 05/01/26 (Call 05/01/22)	USD	125	135,313
8.38%, 05/01/27 (Call 05/01/22)	USD	200	217,873
Infor U.S. Inc.
5.75%, 05/15/22 (Call 02/18/20)	EUR	100	112,043
6.50%, 05/15/22 (Call 02/18/20)	USD	225	226,642
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(b)	EUR	100	117,087
6.50%, 02/15/25 (Call 08/15/24)(a)	USD	200	225,021
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	USD	175	139,125
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(b)	EUR	100	112,418
2.88%, 09/15/25 (Call 09/15/20)(b)	EUR	100	112,939
3.25%, 03/15/25 (Call 03/15/20)(b)	EUR	300	337,519
5.00%, 10/15/26 (Call 10/15/21)(a)	USD	200	209,321
5.00%, 05/15/27 (Call 05/15/22)(a)	USD	200	211,008
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)(c)	USD	225	231,176
4.88%, 09/15/29 (Call 09/15/24)(a)	USD	145	147,540
5.25%, 03/15/28 (Call 12/27/22)(a)	USD	150	156,875
5.75%, 08/15/24 (Call 02/11/20)(c)	USD	175	176,653
6.00%, 08/15/23 (Call 02/11/20)	USD	75	76,620
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(b)	GBP	100	133,987
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	USD	100	100,500
4.75%, 10/01/24 (Call 07/01/24)	USD	125	130,449
5.25%, 09/15/22 (Call 03/02/20)	USD	50	51,188
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 03/02/20)(a)	USD	150	154,255
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 03/02/20)(a)	USD	75	65,207
8.63%, 03/15/25 (Call 03/15/21)(a)(c)	USD	75	41,982
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	USD	75	80,267
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/02/20)	USD	150	153,566

Security		Par (000)	Value

United States (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	USD	100	$105,394
5.00%, 06/01/24 (Call 03/02/20)(a)	USD	175	179,977
5.25%, 06/01/26 (Call 06/01/21)(a)	USD	175	183,312
Kraton Polymers LLC/Kraton Polymers Capital Corp., 5.25%, 05/15/26 (Call 05/15/21)(b)	EUR	100	113,701
L Brands Inc.
5.25%, 02/01/28	USD	75	74,438
5.63%, 02/15/22	USD	125	131,785
5.63%, 10/15/23	USD	75	81,656
6.63%, 04/01/21	USD	50	52,438
7.50%, 06/15/29 (Call 06/15/24)(c)	USD	75	80,732
LABL Escrow Issuer LLC 6.75%, 07/15/26 (Call 07/15/22)(a)	USD	100	107,403
10.50%, 07/15/27 (Call 07/15/22)(a)	USD	105	111,051
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	USD	80	79,800
5.25%, 03/15/22 (Call 09/15/21)(a)	USD	75	77,443
5.25%, 10/01/25 (Call 10/01/20)(a)	USD	60	61,730
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	USD	40	40,267
4.00%, 02/15/30 (Call 02/15/25)(a)	USD	25	25,188
5.00%, 05/01/23 (Call 03/02/20)	USD	50	50,866
5.38%, 01/15/24 (Call 02/20/20)	USD	75	76,425
5.75%, 02/01/26 (Call 02/01/21)	USD	120	126,784
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)	USD	100	104,971
4.88%, 11/01/26 (Call 11/01/21)(a)	USD	125	131,969
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	USD	95	86,213
10.13%, 01/15/28 (Call 01/15/23)	USD	60	53,475
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	USD	75	76,969
4.50%, 04/30/24 (Call 01/31/24)	USD	100	106,826
4.75%, 04/01/21 (Call 02/01/21)	USD	75	76,633
4.75%, 11/15/22 (Call 08/15/22)	USD	75	79,031
4.75%, 05/30/25 (Call 02/28/25)	USD	100	109,105
4.75%, 11/29/27 (Call 05/29/27)	USD	125	138,094
4.88%, 12/15/23 (Call 09/15/23)	USD	55	59,060
5.88%, 11/15/24 (Call 05/15/24)	USD	100	112,560
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)	USD	145	149,080
5.13%, 05/01/23 (Call 03/02/20)	USD	175	175,821
5.25%, 03/15/26 (Call 03/15/21)	USD	125	130,096
5.38%, 08/15/22 (Call 03/02/20)	USD	139	139,556
5.38%, 01/15/24 (Call 03/02/20)	USD	125	126,875
5.38%, 05/01/25 (Call 05/01/20)	USD	125	129,063
5.63%, 02/01/23 (Call 03/02/20)	USD	75	75,210
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100	117,139
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(b)(d)	EUR	100	115,409
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 03/02/20)(a)	USD	100	97,764
6.38%, 02/01/24 (Call 02/01/21)(a)	USD	40	40,030
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	USD	150	154,500
LKQ European Holdings BV, 4.13%, 04/01/28 (Call 04/01/23)(b)	EUR	100	121,341

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(b)	EUR	100	$122,777
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	USD	50	50,875
5.75%, 09/15/25 (Call 03/15/20)(a)	USD	150	156,419
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)(a)	USD	100	36,500
5.63%, 10/15/23 (Call 03/02/20)(a)	USD	100	38,766
5.75%, 08/01/22 (Call 03/02/20)(a)	USD	100	47,625
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	USD	100	108,470
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	USD	175	170,734
Match Group Inc., 5.00%, 12/15/27 (Call 12/15/22)(a)	USD	75	78,816
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	USD	60	63,141
6.75%, 12/31/25 (Call 12/31/20)(a)(c)	USD	250	268,125
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24 (Call 04/15/20)(b)	EUR	100	112,956
5.50%, 04/15/24 (Call 04/15/20)(a)	USD	225	231,267
7.25%, 04/15/25 (Call 04/15/20)(a)(c)	USD	225	223,875
MEDNAX Inc.
5.25%, 12/01/23 (Call 03/02/20)(a)	USD	100	102,226
6.25%, 01/15/27 (Call 01/15/22)(a)	USD	165	168,094
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(c)	USD	200	205,500
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	USD	50	56,539
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	USD	75	78,000
5.63%, 05/01/24 (Call 02/01/24)	USD	200	217,783
5.75%, 02/01/27 (Call 11/01/26)(c)	USD	130	144,357
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	USD	100	104,993
5.50%, 04/15/27 (Call 01/15/27)	USD	170	187,000
5.75%, 06/15/25 (Call 03/15/25)	USD	175	194,766
6.00%, 03/15/23(c)	USD	200	219,440
7.75%, 03/15/22	USD	150	166,475
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	USD	150	158,827
Moss Creek Resources Holdings Inc., 10.50%, 05/15/27 (Call 05/15/22)(a)	USD	75	60,198
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 03/02/20)(a)	USD	250	242,684
MPT Operating Partnership LP/MPT Finance Corp.
3.33%, 03/24/25 (Call 12/24/24)	EUR	100	122,829
3.69%, 06/05/28 (Call 04/06/28)	GBP	100	140,182
4.00%, 08/19/22 (Call 05/19/22)	EUR	100	120,290
4.63%, 08/01/29 (Call 08/01/24)(c)	USD	140	146,585
5.00%, 10/15/27 (Call 10/15/22)	USD	225	237,094
5.25%, 08/01/26 (Call 08/01/21)	USD	75	78,891
6.38%, 03/01/24 (Call 03/02/20)	USD	75	77,369
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	USD	125	127,930
4.75%, 08/01/26 (Call 08/01/21)(a)	USD	100	104,930
5.25%, 11/15/24 (Call 03/02/20)(a)(c)	USD	56	57,574
5.38%, 05/15/27 (Call 05/15/22)(a)	USD	75	81,381
5.75%, 08/15/25 (Call 08/15/20)(a)	USD	100	104,345
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/15/20)	USD	75	77,237
5.88%, 12/01/27 (Call 12/01/22)(c)	USD	80	82,000
6.88%, 08/15/24 (Call 03/02/20)	USD	50	52,131

Security		Par (000)	Value

United States (continued)
Nabors Industries Inc.
4.63%, 09/15/21	USD	13	$13,000
5.75%, 02/01/25 (Call 11/01/24)	USD	150	123,000
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	USD	50	49,915
7.50%, 01/15/28 (Call 01/15/23)(a)(c)	USD	50	49,500
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	USD	35	35,634
8.13%, 07/15/23 (Call 07/15/20)(a)	USD	125	132,631
9.13%, 07/15/26 (Call 07/15/21)(a)	USD	150	166,755
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21 (Call 02/15/20)	USD	67	66,985
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(c)	USD	100	99,750
5.50%, 01/25/23	USD	175	183,526
5.88%, 10/25/24	USD	75	79,305
6.13%, 03/25/24	USD	150	160,246
6.50%, 06/15/22	USD	175	186,375
6.63%, 07/26/21	USD	100	104,750
6.75%, 06/25/25	USD	75	81,589
6.75%, 06/15/26(c)	USD	75	81,642
7.25%, 01/25/22(c)	USD	175	187,906
7.25%, 09/25/23	USD	75	83,195
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 03/03/20)(a)	USD	100	53,444
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	USD	150	157,406
NCR Corp.
5.00%, 07/15/22 (Call 03/02/20)(c)	USD	100	100,845
5.75%, 09/01/27 (Call 09/01/22)(a)	USD	75	79,846
6.13%, 09/01/29 (Call 09/01/24)(a)	USD	85	92,806
6.38%, 12/15/23 (Call 03/02/20)	USD	100	102,455
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.00%, 10/25/24 (Call 03/02/20)(a)	USD	83	27,308
Netflix Inc.
3.63%, 05/15/27	EUR	200	236,193
3.63%, 06/15/30 (Call 03/15/30)(b)	EUR	200	229,622
3.88%, 11/15/29(b)	EUR	100	116,832
4.38%, 11/15/26(c)	USD	175	184,025
4.63%, 05/15/29	EUR	200	246,908
4.88%, 04/15/28	USD	275	293,569
4.88%, 06/15/30 (Call 03/15/30)(a)(c)	USD	165	172,287
5.38%, 02/01/21	USD	75	77,172
5.38%, 11/15/29(a)	USD	135	146,892
5.50%, 02/15/22(c)	USD	75	79,414
5.75%, 03/01/24(c)	USD	50	55,451
5.88%, 02/15/25	USD	100	112,361
5.88%, 11/15/28	USD	300	337,830
6.38%, 05/15/29	USD	150	175,001
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 02/11/20)(a)	USD	125	130,103
5.63%, 07/15/27 (Call 07/15/22)(a)	USD	285	299,754
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	USD	75	75,584
4.25%, 07/15/24 (Call 04/15/24)(a)	USD	95	98,893
4.25%, 09/15/24 (Call 07/15/24)(a)	USD	100	104,095
4.50%, 09/15/27 (Call 06/15/27)(a)	USD	75	78,281
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 03/02/20)	USD	100	99,970

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	70	$67,638
Nielsen Co Luxembourg SARL/The, 5.00%, 02/01/25 (Call 03/02/20)(a)(c)	USD	75	76,509
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 03/02/20)(a)	USD	325	325,704
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)	USD	110	79,535
7.95%, 04/01/25 (Call 01/01/25)(c)	USD	50	23,441
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	USD	75	76,890
5.00%, 04/15/25 (Call 04/15/20)(a)	USD	150	152,893
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	USD	195	195,926
5.88%, 09/30/26 (Call 09/30/21)(a)	USD	250	265,312
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	USD	90	96,984
5.75%, 01/15/28 (Call 01/15/23)	USD	150	161,437
6.63%, 01/15/27 (Call 07/15/21)	USD	250	268,750
7.25%, 05/15/26 (Call 05/15/21)	USD	125	135,087
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	USD	75	77,250
6.00%, 06/01/26 (Call 03/01/26)	USD	75	79,259
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)	USD	50	37,758
6.88%, 03/15/22 (Call 03/02/20)	USD	125	120,000
OI European Group BV, 3.13%, 11/15/24 (Call 08/15/24)(b)	EUR	100	116,513
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	USD	75	76,175
5.13%, 09/15/27 (Call 03/15/22)	USD	100	104,125
5.63%, 08/01/29 (Call 08/01/24)	USD	95	100,225
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/02/20)(a)	USD	46	45,928
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	USD	75	77,061
5.00%, 08/15/27 (Call 08/15/22)(a)	USD	135	141,392
5.63%, 02/15/24 (Call 03/02/20)	USD	50	51,047
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	USD	100	103,547
5.88%, 08/15/23(a)	USD	125	134,064
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	USD	100	82,900
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
4.38%, 05/15/26 (Call 05/15/22)(b)	EUR	100	114,095
6.25%, 05/15/26 (Call 05/15/22)(a)	USD	165	176,979
8.50%, 05/15/27 (Call 05/15/22)(a)	USD	300	322,500
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	USD	255	259,424
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(a)	USD	100	102,844
5.38%, 01/15/25 (Call 03/02/20)(a)(c)	USD	85	87,665
5.63%, 10/15/27 (Call 10/15/22)(a)	USD	100	105,728
6.25%, 06/01/24 (Call 03/02/20)(a)	USD	50	51,906
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	USD	110	112,486
7.00%, 11/15/23 (Call 02/14/20)	USD	75	77,708
7.25%, 06/15/25 (Call 06/15/20)	USD	100	106,375
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	USD	100	96,905
6.13%, 09/15/24 (Call 03/02/20)	USD	50	49,996

Security		Par (000)	Value

United States (continued)
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/02/20)(a)	USD	75	$69,237
6.38%, 03/31/25 (Call 03/31/20)(a)	USD	75	62,162
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	USD	60	62,400
5.75%, 10/01/22 (Call 03/02/20)	USD	75	75,975
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)	USD	155	162,834
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	USD	192	197,731
7.13%, 03/15/23 (Call 03/02/20)(a)	USD	300	297,172
8.88%, 06/01/25 (Call 06/01/20)(a)(c)	USD	100	102,038
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(c)	USD	125	116,875
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	USD	150	154,432
5.88%, 09/30/27 (Call 09/30/22)(a)	USD	125	132,761
Pitney Bowes Inc.
4.13%, 10/01/21 (Call 09/01/21)	USD	75	76,492
4.63%, 05/15/22 (Call 04/15/22)	USD	75	76,184
4.63%, 03/15/24 (Call 12/15/23)(c)	USD	75	71,288
5.20%, 04/01/23 (Call 03/01/23)	USD	50	50,016
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)	USD	250	259,297
5.50%, 03/01/25 (Call 03/01/20)(a)(c)	USD	125	129,818
5.50%, 12/15/29 (Call 12/15/24)(a)(c)	USD	120	127,032
5.63%, 01/15/28 (Call 12/01/22)(a)	USD	175	185,783
5.75%, 03/01/27 (Call 03/01/22)(a)	USD	225	237,867
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	USD	37	38,657
6.38%, 03/01/24 (Call 03/02/20)(a)	USD	100	103,375
Prime Security Services Borrower LLC/Prime Finance Inc. 5.25%, 04/15/24(a)	USD	140	146,309
5.75%, 04/15/26(a)	USD	205	216,016
6.25%, 01/15/28 (Call 01/15/23)(a)	USD	170	167,957
9.25%, 05/15/23 (Call 02/15/20)(a)	USD	228	238,796
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	USD	40	40,350
4.00%, 02/15/28 (Call 02/15/23)(a)	USD	35	35,350
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	USD	50	50,875
5.00%, 01/15/27 (Call 10/15/26)	USD	75	82,884
5.50%, 03/01/26 (Call 12/01/25)	USD	105	117,632
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	USD	75	72,037
5.38%, 10/01/22 (Call 07/01/22)	USD	75	75,188
5.63%, 03/01/26 (Call 12/01/25)(c)	USD	75	67,125
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	USD	65	67,503
5.50%, 07/15/26 (Call 07/15/21)	USD	150	158,280
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)	USD	175	181,984
5.75%, 05/01/25 (Call 05/01/20)(a)	USD	200	206,624
QVC Inc.
4.38%, 03/15/23	USD	125	129,486
4.45%, 02/15/25 (Call 11/15/24)	USD	100	102,745
4.75%, 02/15/27	USD	60	60,554
4.85%, 04/01/24	USD	100	105,033
5.13%, 07/02/22	USD	75	79,125
Qwest Corp., 6.75%, 12/01/21	USD	175	187,250

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 03/02/20)(a)(c)	USD	175	$173,328
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	USD	100	77,992
5.00%, 08/15/22 (Call 05/15/22)	USD	125	118,463
5.00%, 03/15/23 (Call 12/15/22)(c)	USD	100	86,250
9.25%, 02/01/26 (Call 02/01/22)(a)	USD	75	66,389
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(c)	USD	75	75,000
5.25%, 12/01/21 (Call 03/02/20)(a)	USD	75	75,617
9.38%, 04/01/27 (Call 04/01/22)(a)	USD	100	103,740
Refinitiv U.S. Holdings Inc.
4.50%, 05/15/26 (Call 11/15/21)(b)	EUR	100	120,235
6.25%, 05/15/26 (Call 11/15/21)(a)	USD	175	189,656
6.88%, 11/15/26 (Call 11/15/21)(b)	EUR	100	125,530
8.25%, 11/15/26 (Call 11/15/21)(a)	USD	250	279,219
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 03/02/20)(a)	USD	125	131,145
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	USD	225	250,564
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 03/02/20)(a)	USD	225	229,509
7.00%, 07/15/24 (Call 03/02/20)(a)	USD	125	128,531
Rite Aid Corp., 6.13%, 04/01/23 (Call 03/02/20)(a)	USD	250	226,250
Rowan Companies Inc., 4.88%, 06/01/22 (Call 03/01/22)	USD	75	55,686
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)	USD	115	118,983
Sabre GLBL Inc., 5.25%, 11/15/23 (Call 03/02/20)(a)	USD	125	127,969
Samsonite Finco Sarl, 3.50%, 05/15/26 (Call 05/15/21)(b)	EUR	100	110,200
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	USD	100	101,375
4.00%, 10/01/22 (Call 03/02/20)	USD	150	152,625
4.88%, 07/15/22 (Call 02/20/20)	USD	100	101,270
4.88%, 09/01/24 (Call 03/02/20)	USD	150	155,062
Scientific Games International Inc.
3.38%, 02/15/26 (Call 02/15/21)(b)	EUR	100	112,709
5.00%, 10/15/25 (Call 10/15/20)(a)	USD	175	179,980
7.00%, 05/15/28 (Call 05/15/23)(a)	USD	115	120,966
7.25%, 11/15/29 (Call 11/15/24)(a)(c)	USD	65	69,692
8.25%, 03/15/26 (Call 03/15/22)(a)	USD	200	216,004
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	USD	70	70,601
4.50%, 09/15/23 (Call 06/15/23)(b)	EUR	100	124,013
4.88%, 12/01/22 (Call 09/01/22)(a)	USD	75	78,934
5.13%, 12/01/24 (Call 09/01/24)(a)	USD	75	80,913
5.25%, 04/01/23 (Call 01/01/23)(a)	USD	50	53,262
5.50%, 09/15/25 (Call 06/15/25)(a)	USD	75	82,476
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	USD	200	216,032
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)(c)	USD	70	70,955
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)	USD	75	78,657
5.13%, 06/01/29 (Call 06/01/24)	USD	100	106,610
5.38%, 05/15/24 (Call 03/02/20)	USD	125	128,320
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 02/11/20)(a)	USD	150	155,062
SESI LLC
7.13%, 12/15/21 (Call 03/02/20)(c)	USD	100	87,340
7.75%, 09/15/24 (Call 09/15/20)	USD	75	46,684

Security	Par (000)		Value

United States (continued)
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	USD	115	$113,800
5.38%, 05/01/26 (Call 05/01/21)(a)	USD	100	103,509
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100	112,263
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(c)	USD	50	51,311
5.50%, 03/01/30 (Call 12/01/24)(a)	USD	100	102,215
5.63%, 08/01/24 (Call 02/18/20)(a)	USD	125	128,756
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	USD	125	126,842
4.63%, 05/15/23 (Call 03/02/20)(a)	USD	100	100,828
4.63%, 07/15/24 (Call 07/15/21)(a)	USD	250	259,531
5.00%, 08/01/27 (Call 08/01/22)(a)	USD	250	262,428
5.38%, 04/15/25 (Call 04/15/20)(a)	USD	175	180,486
5.38%, 07/15/26 (Call 07/15/21)(a)	USD	175	184,406
5.50%, 07/01/29 (Call 07/01/24)(a)	USD	190	204,696
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/02/20)(a)	USD	150	153,187
5.50%, 04/15/27 (Call 04/15/22)(a)(c)	USD	65	67,363
SM Energy Co.
5.00%, 01/15/24 (Call 03/02/20)	USD	75	68,377
5.63%, 06/01/25 (Call 06/01/20)(c)	USD	75	67,688
6.13%, 11/15/22 (Call 03/02/20)	USD	75	74,264
6.63%, 01/15/27 (Call 01/15/22)(c)	USD	75	67,740
6.75%, 09/15/26 (Call 09/15/21)(c)	USD	75	68,344
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/02/20)(a)	USD	275	291,087
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)	USD	125	104,063
7.50%, 04/01/26 (Call 04/01/21)(c)	USD	125	104,114
7.75%, 10/01/27 (Call 10/01/22)(c)	USD	75	62,156
Spectrum Brands Inc.
4.00%, 10/01/26 (Call 10/01/21)(b)	EUR	100	116,552
5.75%, 07/15/25 (Call 07/15/20)	USD	175	181,736
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	USD	150	156,167
5.63%, 03/15/23	USD	100	107,125
6.13%, 05/15/22	USD	200	213,626
6.13%, 03/15/24 (Call 09/15/23)	USD	215	234,678
6.63%, 01/15/28 (Call 07/15/27)	USD	135	151,852
6.88%, 03/15/25	USD	200	226,289
7.13%, 03/15/26	USD	250	287,150
7.75%, 10/01/21	USD	100	107,627
Sprint Communications Inc.
6.00%, 11/15/22	USD	325	335,450
11.50%, 11/15/21	USD	175	196,219
Sprint Corp.
7.13%, 06/15/24	USD	400	413,500
7.25%, 09/15/21	USD	300	314,226
7.25%, 02/01/28 (Call 10/01/27)(a)	USD	100	99,000
7.63%, 02/15/25 (Call 11/15/24)	USD	250	261,063
7.63%, 03/01/26 (Call 11/01/25)	USD	225	234,792
7.88%, 09/15/23	USD	500	531,195
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)	USD	325	344,597
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	USD	180	198,576
Standard Industries Inc./NJ
2.25%, 11/21/26 (Call 08/21/26)(b)	EUR	100	112,420
4.75%, 01/15/28 (Call 01/15/23)(a)	USD	125	128,438
5.00%, 02/15/27 (Call 02/15/22)(a)	USD	75	78,215

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
5.38%, 11/15/24 (Call 03/02/20)(a)	USD	250	$256,076
5.50%, 02/15/23 (Call 03/02/20)(a)	USD	100	101,525
6.00%, 10/15/25 (Call 10/15/20)(a)	USD	125	130,372
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	USD	300	307,845
10.75%, 04/15/27 (Call 04/15/22)(a)(c)	USD	160	162,468
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	USD	75	75,293
4.75%, 03/15/25 (Call 09/15/24)(c)	USD	75	78,379
5.00%, 12/15/21 (Call 09/15/21)	USD	150	153,562
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 03/02/20)	USD	75	76,624
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 02/18/20)	USD	100	101,160
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 03/02/20)	USD	175	179,375
5.50%, 02/15/26 (Call 02/15/21)	USD	100	102,876
5.88%, 03/15/28 (Call 03/15/23)(c)	USD	60	63,450
6.00%, 04/15/27 (Call 04/15/22)	USD	105	110,676
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	USD	100	77,667
6.63%, 01/15/28 (Call 01/15/23)(a)	USD	70	69,642
7.25%, 05/15/27 (Call 05/15/22)(a)	USD	115	117,803
10.50%, 01/15/26 (Call 01/15/22)(a)	USD	100	88,698
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	USD	75	75,194
5.50%, 09/15/24 (Call 03/02/20)(a)	USD	100	101,088
5.50%, 01/15/28 (Call 01/15/23)(a)	USD	150	150,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 03/02/20)	USD	100	101,000
5.00%, 01/15/28 (Call 01/15/23)	USD	100	101,750
5.13%, 02/01/25 (Call 03/02/20)	USD	50	51,574
5.25%, 05/01/23 (Call 03/02/20)	USD	75	75,756
5.38%, 02/01/27 (Call 02/01/22)(c)	USD	100	104,055
5.50%, 03/01/30 (Call 03/01/25)(a)	USD	170	175,272
5.88%, 04/15/26 (Call 04/15/21)	USD	200	211,485
6.50%, 07/15/27 (Call 07/15/22)(c)	USD	125	136,562
6.75%, 03/15/24 (Call 03/02/20)	USD	75	77,626
6.88%, 01/15/29 (Call 01/15/24)(c)	USD	100	110,260
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	USD	65	71,192
5.88%, 06/15/27 (Call 03/15/27)(a)	USD	75	83,739
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	USD	140	140,311
5.00%, 09/15/29 (Call 09/15/24)(a)	USD	145	146,424
6.38%, 10/15/23 (Call 02/11/20)	USD	100	102,095
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	USD	75	78,598
5.63%, 10/15/23 (Call 03/02/20)	USD	75	77,126
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	USD	300	307,875
4.63%, 09/01/24 (Call 09/01/21)(a)	USD	135	139,509
4.88%, 01/01/26 (Call 03/01/22)(a)	USD	360	373,725
5.13%, 05/01/25 (Call 05/01/20)	USD	200	203,500
5.13%, 11/01/27 (Call 11/01/22)(a)	USD	240	251,064
6.25%, 02/01/27 (Call 02/01/22)(a)	USD	260	275,138
6.75%, 06/15/23	USD	300	324,882
7.00%, 08/01/25 (Call 08/01/20)	USD	75	77,813

Security	Par (000)		Value

United States (continued)
8.13%, 04/01/22	USD	450	$491,557
Tenneco Inc., 4.88%, 04/15/22 (Call 03/02/20)(b)	EUR	175	193,988
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	USD	100	102,627
4.75%, 01/15/30 (Call 01/15/25)(a)	USD	125	131,673
5.00%, 01/31/28 (Call 07/31/27)(a)	USD	75	81,297
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	USD	175	180,031
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(c)	USD	300	304,125
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	USD	75	77,111
4.50%, 02/01/26 (Call 02/01/21)	USD	150	154,639
4.75%, 02/01/28 (Call 02/01/23)	USD	250	265,498
5.13%, 04/15/25 (Call 04/15/20)	USD	75	77,296
5.38%, 04/15/27 (Call 04/15/22)	USD	75	80,282
6.00%, 03/01/23 (Call 02/11/20)	USD	175	178,178
6.00%, 04/15/24 (Call 02/11/20)	USD	225	231,884
6.38%, 03/01/25 (Call 02/11/20)	USD	325	336,166
6.50%, 01/15/24 (Call 02/11/20)	USD	150	154,051
6.50%, 01/15/26 (Call 01/15/21)	USD	325	346,499
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	USD	75	75,350
4.35%, 02/15/28 (Call 11/15/27)	USD	50	52,630
4.38%, 04/15/23 (Call 01/15/23)	USD	50	52,484
4.88%, 03/15/27 (Call 12/15/26)	USD	85	93,381
5.88%, 02/15/22 (Call 11/15/21)	USD	50	52,954
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	USD	420	423,612
6.25%, 03/15/26 (Call 03/15/22)(a)	USD	675	728,578
6.38%, 06/15/26 (Call 06/15/21)	USD	250	263,900
6.50%, 07/15/24 (Call 03/02/20)	USD	200	206,522
6.50%, 05/15/25 (Call 05/15/20)	USD	150	156,061
7.50%, 03/15/27 (Call 03/15/22)	USD	75	82,125
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	USD	104	106,734
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)	USD	100	93,518
8.00%, 02/01/27 (Call 02/01/23)(a)	USD	65	60,531
9.00%, 07/15/23 (Call 02/16/20)(a)	USD	125	134,219
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(c)	USD	70	74,076
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	USD	67	68,691
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	USD	80	84,000
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	USD	88	90,531
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	USD	50	54,498
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)	USD	50	51,617
7.75%, 08/15/25 (Call 08/15/20)	USD	67	65,451
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(c)	USD	75	74,508
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(c)	USD	100	100,062
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	USD	100	84,438
6.88%, 08/15/25 (Call 08/15/20)(c)	USD	125	112,500
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	USD	75	78,849
7.50%, 09/15/27 (Call 09/15/22)(a)	USD	190	200,629

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United States (continued)
8.00%, 11/01/26 (Call 11/01/21)(a)	USD	225	$239,872
United Airlines Holdings Inc., 4.25%, 10/01/22	USD	50	51,765
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	USD	118	119,256
4.63%, 10/15/25 (Call 10/15/20)	USD	130	133,000
4.88%, 01/15/28 (Call 01/15/23)	USD	275	286,691
5.25%, 01/15/30 (Call 01/15/25)(c)	USD	100	107,100
5.50%, 07/15/25 (Call 07/15/20)	USD	100	103,520
5.50%, 05/15/27 (Call 05/15/22)	USD	175	186,557
5.88%, 09/15/26 (Call 09/15/21)	USD	175	186,109
6.50%, 12/15/26 (Call 12/15/21)	USD	200	217,573
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.13%, 12/15/24 (Call 03/02/20)(a)	USD	75	59,438
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/02/20)(a)(c)	USD	100	95,852
8.25%, 10/15/23 (Call 03/02/20)(c)	USD	175	142,078
Univision Communications Inc.
5.13%, 05/15/23 (Call 03/02/20)(a)	USD	200	200,210
5.13%, 02/15/25 (Call 02/15/20)(a)(c)	USD	250	249,025
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	USD	100	104,131
6.88%, 09/01/27 (Call 09/01/22)	USD	105	109,184
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	USD	150	75,139
Vector Group Ltd.
6.13%, 02/01/25 (Call 03/02/20)(a)	USD	125	124,121
10.50%, 11/01/26 (Call 11/01/21)(a)	USD	85	89,024
VeriSign Inc.
4.63%, 05/01/23 (Call 03/02/20)	USD	100	101,235
4.75%, 07/15/27 (Call 07/15/22)	USD	125	131,569
5.25%, 04/01/25 (Call 01/01/25)	USD	75	82,656
Veritas U.S. Inc./Veritas Bermuda Ltd., 10.50%, 02/01/24 (Call 02/11/20)(a)(c)	USD	200	183,381
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	USD	200	217,500
Vertiv Group Corp., 9.25%, 10/15/24 (Call 03/02/20)(a)	USD	125	133,887
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)	USD	100	104,903
6.25%, 02/28/57 (Call 02/28/27)(c)(d)	USD	100	113,531
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	USD	100	101,970
5.63%, 04/15/27 (Call 04/15/22)(a)	USD	105	109,841
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	USD	50	50,762
3.75%, 02/15/27 (Call 02/15/23)(a)	USD	45	45,225
4.13%, 08/15/30 (Call 02/15/25)(a)	USD	60	60,768
4.25%, 12/01/26 (Call 12/01/22)(a)	USD	200	205,500
4.63%, 12/01/29 (Call 12/01/24)(a)	USD	155	162,023
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)	USD	125	128,281
Vistra Energy Corp., 5.88%, 06/01/23 (Call 03/02/20)	USD	75	76,406
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(c)	USD	155	159,650
5.50%, 09/01/26 (Call 09/01/21)(a)	USD	175	181,941
5.63%, 02/15/27 (Call 02/15/22)(a)	USD	200	207,250
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	USD	100	103,391
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(c)	USD	375	398,789
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(c)	USD	125	115,582
6.25%, 04/01/23 (Call 01/01/23)	USD	50	35,000
6.63%, 01/15/26 (Call 10/15/25)	USD	175	98,380

Security		Par/ Shares (000)	Value

United States (continued)
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 03/02/20).	USD	100	$103,031
WMG Acquisition Corp., 4.13%, 11/01/24 (Call 02/10/20)(b)	EUR	90	102,821
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	USD	75	77,109
9.00%, 11/15/26 (Call 11/15/22)(a)	USD	150	155,025
13.13%, 11/15/27 (Call 11/15/22)(a)	USD	100	103,363
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	USD	100	100,625
5.25%, 09/15/24 (Call 06/15/24)	USD	100	104,847
5.25%, 10/15/27 (Call 10/15/22)	USD	90	93,872
5.75%, 06/01/26 (Call 06/01/21)	USD	75	78,889
8.25%, 08/01/23 (Call 06/01/23)	USD	43	49,565
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)	USD	120	124,725
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	USD	38	38,619
4.25%, 03/01/22 (Call 12/01/21)	USD	106	108,520
5.75%, 04/01/27 (Call 01/01/27)	USD	50	54,668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(c)	USD	75	77,422
5.25%, 05/15/27 (Call 02/15/27)(a)	USD	125	129,688
5.50%, 03/01/25 (Call 12/01/24)(a)	USD	275	287,025
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)	USD	150	154,920
4.50%, 05/15/21	USD	150	153,199
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/02/20)(a)	USD	125	128,742
6.50%, 06/15/22 (Call 03/02/20)(a)	USD	175	178,006
6.75%, 08/15/24 (Call 08/15/21)(a)	USD	150	162,016
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)	USD	120	128,250
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	USD	300	306,560
6.00%, 04/01/23 (Call 03/02/20)	USD	200	204,246
6.38%, 05/15/25 (Call 05/15/20)	USD	125	127,899

			124,772,957

Total Corporate Bonds & Notes — 97.9% (Cost: $188,789,506)			188,740,816

Short-Term Investments

Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(j)(k)(l)		16,299	16,308,553
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(j)(k)		1,001	1,001,000

			17,309,553

Total Short-Term Investments — 9.0% (Cost: $17,300,495)			17,309,553

Total Investments in Securities — 106.9% (Cost: $206,090,001)			206,050,369

Other Assets, Less Liabilities — (6.9)%			(13,375,286)

Net Assets — 100.0%			$192,675,083

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® US & Intl High Yield Corp Bond ETF

(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Rounds to less than 1,000.
(g)	Rounds to less than $1.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Perpetual security with no stated maturity date.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	20,898	(4,599)	16,299	$16,308,553	$27,027	(b)	$2,225		$(818)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,846	(1,845)	1,001	1,001,000	3,918		—		—

				$17,309,553	$30,945		$2,225		$(818)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$188,740,816	$—	$188,740,816
Money Market Funds	17,309,553	—	—	17,309,553

	$17,309,553	$188,740,816	$—	$206,050,369

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound